Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,844,722
Recognized at fair value through profit or loss	(632,324)	₩ (777,685)
Ending balance	11,000,665	10,844,722
Beginning balance	15,170,209
Recognized at fair value through profit or loss	38	7,758
Ending balance	16,128,644	15,170,209
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,824)	(5,647)
New transactions	0	0
Recognized at fair value through profit or loss	2,824	2,823
Ending balance	0	(2,824)
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,107	6,532
New transactions	0	0
Recognized at fair value through profit or loss	(1,425)	(1,425)
Ending balance	₩ 3,682	₩ 5,107